Consolidated Statements of Changes in Stockholder's Deficit - USD ($)	Preferred Series C	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2015		$ 14	$ 28,507,615	$ (28,511,399)	$ (3,770)
Balance, shares at Dec. 31, 2015		143,780
Net loss				(423,710)	(423,710)
Balance at Dec. 31, 2016		$ 14	28,507,615	(28,935,109)	(427,480)
Balance, shares at Dec. 31, 2016		143,780
Preferred shares series C issued for purchase of intangible asset	$ 1		820,450		820,451
Preferred shares series C issued for purchase of intangible asset, shares	7,000
Shares issued for fractional shares from stock split		$ 1	(1)
Shares issued for fractional shares from stock split, shares		7,497
Net loss				(1,316,356)	(1,316,356)
Balance at Dec. 31, 2017	$ 1	$ 15	$ 29,328,064	$ (30,251,465)	(923,385)
Balance, shares at Dec. 31, 2017	7,000	151,277
Net loss					(3,523,145)
Balance at Sep. 30, 2018					$ 26,201